Other assets (Tables)	12 Months Ended
Dec. 31, 2025
Other assets [abstract]
Schedule of other assets

Other assets by type
in EUR million	2025	2024
Assets held for sale	164	0
Net defined benefit assets	528	568
Investment properties	27	19
Property development and obtained from foreclosures	17	18
Prepayments	829	413
Accrued assets	480	499
Amounts to be settled	4,076	3,550
Other	1,853	1,879
	7,975	6,945